UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacifica Capital Investments, LLC
Address:  P.O. Box 710
          5119 El Mirlo
          Rancho Santa Fe, CA 92067

Form 13F File Number:  028-13872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Leonard
Title:    Founder and Chief Investment Officer
Phone:    858-354-7180

Signature, Place, and Date of Signing:

      /s/ Steve Leonard            Rancho Santa Fe, CA        February 11, 2013
      -----------------            -------------------        -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           13
                                         -----------

Form 13F Information Table Value Total:  $   133,876
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
           NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -------
AUTOMATIC DATA PROCESSING IN          COM      053015103       1,276      22,420          SOLE       NONE       4,150 N/A     18,270
AMERICAN EXPRESS CO                   COM      025816109       6,902     120,069          SOLE       NONE      30,810 N/A     89,259
BEST BUY INC                          COM      086516101       3,551     299,681          SOLE       NONE      31,573 N/A    268,108
BERKSHIRE HATHAWAY CL A               COM      084670108       2,145          16          SOLE       NONE          13 N/A          3
BERKSHIRE HATHAWAY CL B               COM      084670702      24,809     276,576          SOLE       NONE      85,094 N/A    191,482
CNA FINL CORP                         COM      126117100      11,650     415,921          SOLE       NONE     112,457 N/A    303,464
BARRY R G CORP OHIO                   COM      068798107      15,863   1,119,474          SOLE       NONE     251,486 N/A    867,988
GOLDMAN SACHS GROUP INC               COM      38141G104      26,810     210,176          SOLE       NONE      33,034 N/A    177,142
MARKEL CORP                           COM      570535104         303         700          SOLE       NONE         700 N/A
OFFICE DEPOT INC                      COM      676220106          39      12,000          SOLE       NONE      10,000 N/A      2,000
STARBUCKS CORP                        COM      855244109      20,834     388,480          SOLE       NONE     142,900 N/A    245,580
US BANCORP DEL                        COM      902973304       4,069     127,397          SOLE       NONE      33,420 N/A     93,977
WELLS FARGO & CO                      COM      949746101      15,625     457,139          SOLE       NONE      46,258 N/A    410,881